THE MANAGERS FUNDS
                 EQUITY FUNDS

      Supplement dated January 19, 1999
  to Prospectus and Statement of Additional
        Information dated May 1, 1998

     The following information supersedes that contained in the Prospectus and Statement of Additional Information solely with respect to the following Fund:

Emerging Markets Equity Fund

     Effective  January 15,  1998,  Montgomery
Asset Management, LLC will no longer serve  as
sub-adviser   to  Managers  Emerging   Markets
Equity  Fund.   The Fund will continue  to  be
managed by its other sub-adviser, King  Street
Advisors, Limited.



January 19, 1999